Share-based payments - Option grants outstanding (Details)		12 Months Ended
	Aug. 25, 2022 shares	Aug. 31, 2023 shares $ / shares	Aug. 31, 2022 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares		1,706,418	1,659,121
Number of options, Granted | shares		88,500	152,500
Number of options, Forfeited | shares		(268,158)	(102,500)
Number of options, Stock options modifications | shares		(370,000)
Number of options, Exercised | shares	(2,703)	(57,219)	(2,703)
Number of options, Ending Balance | shares		1,099,541	1,706,418
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares		$ 9.45	$ 9.95
Weighted average exercise price, Granted (in dollars per share) | $ / shares		5.80	6.70
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares		9.65	13.59
Weighted average exercise price, Stock options modifications (in dollars per share) | $ / shares		5.78
Weighted average exercise price, Exercised (in dollars per share) | $ / shares		2.86	3.70
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares		$ 5.22	$ 9.45